Note 17 - Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

17.    RELATED PARTY BALANCES AND TRANSACTIONS

The related parties are defined as affiliates of the Company; entities for which investments are accounted for by the equity method by the Company; the principal owners of the Company; its management; members of the immediate families of the principal owners of the Company and its management.

Moon View, PEWC, Singapore Branch and PEWC Singapore Co. (Pte) Ltd are controlled by PEWC.  Moon View is the immediate holding company of the Company. Italian-Thai is the minority shareholder of one of the Company’s Operating Subsidiaries in Thailand. Shandong Yanggu is the shareholder of one of the Company’s Operating Subsidiaries in China. SPHC is one of the Company’s equity investees. Fujikura Limited is a shareholder of one of the Company’s Operating Subsidiaries in Thailand.

	December 31,
	2010	2011

Due from:
PEWC	$ 1,628	$ 1,797
PEWC, Singapore Branch	1,030	1,071
Italian-Thai Development Public Company Limited (“Italian-Thai”) and its affiliates	3,346	1,180
SPHC	1,631	1,179
Shandong Yanggu Wire & Cable Corp Ltd (“Shandong Yanggu”)	514	-
Others	97	-
	$ 8,246	$ 5,227

Due to:
PEWC	$ 11,389	$ 9,490
PEWC, Singapore Branch	891	893
PEWC Singapore Co. (Pte) Ltd.	1,262	1,276
Shandong Yanggu	9	-
Fujikura Limited	224	184
Thai Metal Processing Co., Ltd.	112	60
SPHC	2,858	2,384
Shandong Huayu	395	406
	$ 17,140	$ 14,693

Short-term loan from:
Moon View Ventures Limited (“Moon View”)	$ 1,732	$ 1,732
	$ 1,732	$ 1,732

The interest rates on the above balances with related parties range from 1.25% to 1.38% and are repayable upon demand. All balances with related parties are unsecured.

            The transactions undertaken with related parties are summarized as follows:

	Year ended December 31,
	2009	2010	2011

Purchases of copper from PEWC	$ 33,426	$ 42,236	$ 44,466
Purchases of power cables from PEWC	12,211	3,846	7,164
Purchases of raw materials from Thai Metal Processing Co. Ltd	955	1,153	1,139
Purchases of goods from PEWC	11,247	210	320
Purchases of goods from Fujikura Limited	1,946	2,536	1,348
Sales to Italian Thai and its affiliates	4,144	3,741	3,663
Sales to PEWC	-	65	-

Interest expense paid to PEWC	135	-	-
Interest expense paid to PEWC Singapore Co. (Pte) Ltd	19	14	13
Interest income from Italian Thai Development Public Co Ltd	3	-	-
Management fee paid to PEWC	147	204	239
Management fee received from PEWC	-	-	19
Management fee received from PEWC, Singapore Branch	13	14	14
Management fee received from Italian Thai Development Public Co., Ltd	63	34	-
Dividend income from Thai Metal Processing Co. Ltd.	65	106	-

Information technology service fee paid to PEWC	36	35	38

            Copper is the major raw material of the Company’s wire and cable products.  The Company purchases copper in the form of copper rods and copper cathode.  Copper cathode is purchased by Siam Pacific to avoid the high import tariffs levied on copper rods.  Copper cathode needs to be processed into copper rods prior to the manufacturing of wire and cable products.

            Substantially all of the Company’s copper rods are supplied by PEWC while copper cathodes are supplied by unrelated third parties. The price of copper rods purchased from PEWC is determined by reference to the quoted copper prices on the London Metal Exchange (the “LME”) plus a certain premium.

            In addition to copper rods, the Company purchases high voltage power cable from PEWC for distribution purposes. The purchase price of power cable from PEWC is determined by reference to the quoted copper prices on the LME. No sales commission was received from PEWC during the years 2009, 2010 and 2011.

            Pursuant to the composite services agreement:

            (a)        PEWC will sell copper rod to the Company, upon the Company’s request, (i) at a price consisting of the average spot price of copper on the LME for the one month prior to purchase plus an agreed upon premium, (ii) at prices and on terms at least as favorable as it provides copper rod to other purchasers of similar amounts of copper rod in the same markets as PEWC and (iii) will give priority in the supply of copper rod to the Company over other purchasers of copper rod from PEWC.

            (b)        PEWC grants to the Company the right to distribute any wire or cable product manufactured by PEWC in all markets in which the Company presently distributes or develops the capability to distribute in the future, such products on such terms as have historically been in effect or on terms at least as favorable as PEWC grants to third parties that distribute such products in such markets.  However, PEWC shall not be required to grant to the Company the right to distribute products manufactured by PEWC in the future in markets where the Company does not currently have the capability to distribute unless and until PEWC has no pre-existing contractual rights which would conflict with the grant of such right to the Company.

            (c)        PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, access to certain of PEWC’s technology (and PEWC personnel necessary to use such technology) with respect to the design and manufacture of wire and cable products, including, without limitation, certain fiber optic technology.

            (d)        PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, certain services with respect to the design and manufacture of wire and cable products, computerization, inventory control, purchasing, internal auditing, quality control, emergency back-up services, and recruitment and training of personnel; such services may include the training of the Company’s employees and managers at PEWC facilities and the secondment of PEWC employees and managers to the Company.

            (e)        Each of PEWC and the Company will offer the other party the right to participate in any negotiations with a third party concerning the establishment of any facility or similar venture to manufacture or distribute any wire or cable product outside of the markets where the Company currently manufactures or distributes, or intends to develop the capability to manufacture or distribute, any wire or cable product.  Unless the Company and PEWC mutually agree otherwise, the Company shall have the right of first refusal to enter into any definitive agreement with such third party.  If, however, such third party would not agree to the substitution of the Company for PEWC or such substitution would prevent the successful completion of the facility or venture,  PEWC will arrange for the Company to participate to the extent possible.

            (f)        Without the consent of the Company, PEWC will not compete with respect to the manufacture of wire and cable products in any market in which the Company is manufacturing or has taken significant steps to commence manufacturing.

            (g)        For purposes of the composite services agreement, each province in China is considered the equivalent of a market.

            (h)        The composite services agreement dated November 7, 1996 has a three-year term. The Agreement originally expired on November 7, 1999. The Company gave a notice to extend the Agreement by successive one-year periods commencing on April 20, 2001. The notice is treated as a standing notice for successive one-year period renewals until further written notice from the Company.

            To the extent that transactions occur in the future between the Company and PEWC or affiliates of PEWC other than under the Composite Service Agreement, such transactions will be entered into on an arm’s length basis on terms no less favorable than those available from unaffiliated third parties.